Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Operating activities
Net loss	$ (8,061,398)	$ (9,808,625)	$ (34,179,634)	$ (45,167,731)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	62,383	63,996	257,286	236,864
Amortization of right-of-use asset	251,486	94,880	809,030	841,299
Stock-based compensation	307,030	599,907	1,649,686	5,137,068
Common stock issued for services		42,500	42,500	467,500
Foreign currency exchange (gain) loss, net	781,546	(116,924)	509,652	144,085
Gain on extinguishment of debt				(960,790)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	202,785	270,956	1,323,584	613,432
Other long-term assets	27,784		(380,083)	49,854
Accounts payable and accrued liabilities	472,903	(1,076,281)	(1,381,199)	(2,561,215)
Accrued compensation related	91,641	166,712	56,322	35,528
Operating lease liabilities	(262,794)	(105,373)	(845,483)	(629,928)
Net cash used in operating activities	(6,126,634)	(9,868,252)	(32,138,339)	(41,794,034)
Investing activities
Purchases of property and equipment			(244,857)	(304,603)
Purchase of intangible assets				(495,000)
Net cash used in investing activities			(244,857)	(799,603)
Financing activities
Proceeds from issuance of common stock through ESPP			2,100	9,973
Proceeds from issuance of common stock and/or warrants				57,004,412
Payment of financing and offering costs	(66,469)		(39,794)	(4,434,441)
Proceeds from exercise of stock options			202,800	636,993
Proceeds from exercise of warrants				4,792,951
Purchase of shares under CGP and Sirtex stock purchase agreements				5,836,731
Principal payments on note payable	(276,688)	(367,124)	(1,325,560)	(619,105)
Tax withholdings paid on equity awards	(2,646)	(28,119)	(47,515)	(238,976)
Tax shares sold to pay for tax withholdings on equity awards	2,466	27,623	46,346	220,490
Proceeds from co-promotion agreement				5,000,000
Net cash used in financing activities	(343,337)	(367,620)	(1,161,623)	68,209,028
Effect of exchange rate changes on cash and cash equivalents	(100,078)	(8,606)	(106,674)	(18,620)
Net decrease in cash and cash equivalents	(6,570,049)	(10,244,478)	(33,651,493)	25,596,771
Cash and cash equivalents, at beginning of period	12,299,740	45,951,233	45,951,233	20,354,462
Cash and cash equivalents, at end of period	5,729,691	35,706,755	12,299,740	45,951,233
Supplemental disclosure for cash flow information:
Interest	11,081	8,045	20,925	10,302
Income taxes			2,969	4,992
Noncash investing and financing transactions:
Expiration of warrants	223,225			329,099
Decrease in right-of-use assets and operating lease liabilities resulting from contract modification	482,946			338,819
Amounts accrued for offering costs	$ 188,028
Note issued for insurance premium			$ 1,027,986	$ 1,355,919